Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2016

Collection Period Start	1-Jan-16	Distribution Date	16-Feb-16
Collection Period End	31-Jan-16	30/360 Days	30
Beg. of Interest Period	15-Jan-16	Actual/360 Days	32
End of Interest Period	16-Feb-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	826,073,153.94	799,194,111.90	0.7096015
Total Securities		1,126,257,618.08	826,073,153.94	799,194,111.90	0.7096015
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	76,200,827.24	66,925,188.04	0.4885050
Class A-2b Notes	0.675500%	260,000,000.00	144,614,708.62	127,011,305.78	0.4885050
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,275,639.19	46,355.50	67.7053956	0.3383613
Class A-2b Notes	17,603,402.85	86,833.10	67.7053956	0.3339735
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,879,042.04	548,184.02

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,636,610.33
Monthly Interest				3,334,836.20
Total Monthly Payments				13,971,446.53

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				560,361.48
Aggregate Sales Proceeds Advance				6,382,710.25
Total Advances				6,943,071.73

Vehicle Disposition Proceeds:
Reallocation Payments				7,559,631.51
Repurchase Payments				306,298.62
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,131,413.95
Excess Wear and Tear and Excess Mileage				67,002.16
Remaining Payoffs				0.00
Net Insurance Proceeds				643,791.33
Residual Value Surplus				138,699.85
Total Collections				37,761,355.68

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	5,595,386.40			353
Involuntary Repossession	184,468.93			11
Voluntary Repossession	306,466.00			16
Full Termination	1,418,200.18			92
Bankruptcy	55,110.00			3
Insurance Payoff		634,159.82		35
Customer Payoff			142,341.07	6
Grounding Dealer Payoff	-		5,041,421.65	224
Dealer Purchase			2,237,425.29	96
Total	7,559,631.51	634,159.82	7,421,188.01	836

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,142	950,928,481.22	7.00000%	826,073,153.94
Total Depreciation Received		(12,691,116.13)		(10,074,764.54)
Principal Amount of Gross Losses	(77)	(1,647,683.06)		(1,497,375.63)
Repurchase / Reallocation	(20)	(335,694.01)		(306,298.62)
Early Terminations	(283)	(5,724,063.07)		(4,958,156.54)
Scheduled Terminations	(521)	(11,178,781.25)		(10,042,446.71)
Pool Balance - End of Period	42,241	919,351,143.70		799,194,111.90

Remaining Pool Balance
Lease Payment				203,666,057.90
Residual Value				595,528,054.00
Total				799,194,111.90

III. DISTRIBUTIONS

Total Collections					37,761,355.68
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					37,761,355.68

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					450,273.74
3. Reimbursement of Sales Proceeds Advance					5,299,690.41
4. Servicing Fee:
Servicing Fee Due					688,394.29
Servicing Fee Paid					688,394.29
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					6,438,358.44

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					46,355.50

Class A-2 Notes Monthly Interest Paid					46,355.50
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					86,833.10

Class A-2 Notes Monthly Interest Paid					86,833.10
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	548,184.02
Total Note and Certificate Monthly Interest Paid	548,184.02
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,774,813.22

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,879,042.04

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,879,042.04
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,895,771.18

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,895,771.18
Gross Reserve Account Balance			20,789,635.45
Remaining Available Collections Released to Seller			3,895,771.18
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			14.13
Monthly Prepayment Speed			76%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,204,468.71
Securitization Value of Gross Losses and Casualty Receivables		1,497,375.63	77
Aggregate Defaulted and Casualty Gain (Loss)		(292,906.92)
Pool Balance at Beginning of Collection Period		826,073,153.94
Net Loss Ratio
Current Collection Period		-0.0355%
Preceding Collection Period		-0.0125%
Second Preceding Collection Period		-0.0374%
Third Preceding Collection Period		-0.0284%

Cumulative Net Losses for all Periods		0.3063%	3,450,186.12

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.68%	5,632,073.86	283
61-90 Days Delinquent	0.30%	2,518,975.68	131
91-120 Days Delinquent	0.06%	467,595.82	22
More than 120 days	0.02%	153,466.59	8
Total Delinquent Receivables:	1.06%	8,772,111.95	444

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.38%	0.37%
Preceding Collection Period		0.26%	0.25%
Second Preceding Collection Period		0.24%	0.23%
Third Preceding Collection Period		0.28%	0.26%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		7,013,586.58	439
Securitization Value		7,689,497.29	439
Aggregate Residual Gain (Loss)		(675,910.71)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		38,333,062.01	2,406
Cumulative Securitization Value		41,401,746.63	2,406
Cumulative Residual Gain (Loss)		(3,068,684.62)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			10,740,907.10
Reimbursement of Outstanding Advance			5,299,690.41
Additional Advances for current period			6,382,710.25
Ending Balance of Residual Advance			11,823,926.94

Beginning Balance of Payment Advance			1,300,463.42
Reimbursement of Outstanding Payment Advance			450,273.74
Additional Payment Advances for current period			560,361.48
Ending Balance of Payment Advance			1,410,551.16

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No